Note 10 - Credit facilitates	12 Months Ended
Dec. 31, 2024
Notes
Note 10 - Credit facilitates

Note 10 – Credit facilitates

Banking facilities

Outstanding balance of banking facilities consisted of the following:

Lender	Term	Interest rate	Collateral/Guarantee	As of December 31, 2024	As of December 31, 2023

United Overseas Bank Limited (“UOB”)	Varies from 36 monthly instalment, 72 monthly instalments, and 168 monthly instalments from the first date of first disbursement	Effective on September 20, 2022, the repriced interest rate changes to1st year and 2nd year fixed at 1.20% over the applicable 3-month compounded Singapore Overnight Rate Average (“SORA”); 3rd year and thereafter 2.00% over the applicable 3-month compounded SORA	Guaranteed by Mr. Wanjun Yao, the major shareholder, Mr. Jinan Tang, senior manager, Mrs. Liling Du, director, Mr. Demin Han, director, and the properties of Tung Resources	$-	$762,025
DBS Bank, Ltd. (“DBS”)	300 monthly instalments from the date of first disbursement	Effective on June 6, 2022, the repriced interest rate changes to 1st year and 2nd year fixed rate at 2.58%; SORA in-advance plus 3.00% (Margin)	Guaranteed by Mr. Wanjun Yao, the major shareholder, and the properties of Tung Resources	1,241,762	1,329,526
Standard Chartered Bank	180 months from the date of first disbursement	1st year and 2nd year fixed at 0.38% above fixed deposit rate, thereafter fixed at 1.78% above fixed deposit rate (the current 36-month fixed deposit rate for a 36-month Singapore dollar time deposit is 1.02% per annum)	Guaranteed by Mr. Wanjun Yao, major shareholder, Mr. Jinan Tang, senior manager, and the properties of Tungray Singapore	-	-
Total				1,241,762	2,091,551
Total current portion of banking facilities				(80,588)	(140,162)
Total noncurrent portion of banking facilities				$1,161,174	$1,951,389

Interest expense pertaining to the above loans for the years ended December 31, 2024, 2023 and 2022 amounted to $66,864, $110,136 and $209,734, respectively.